Note 6 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]

NOTE 6 - PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and/or to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions. Any unallocated assets of the Plan shall be allocated to participant accounts and distributed in such a manner as the Company may determine.